4. Cash and Cash Equivalents and Short-term Deposits (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents And Short-term Deposits Details
Cash and cash equivalents	$ 4,049	$ 1,646	$ 990
Short-term deposits	12,056	6,120
Total	$ 16,105	$ 7,766